Share-based compensation (Details 1) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of RSUs, Outstanding as of January 1	1,446,080
Granted during the year	2,660,687
Vested and sold during the year	(890,959)
Forfeited during the year	(404,056)
Number of RSUs, Outstanding as of December 31	2,811,752	1,446,080
Number of RSUs, Vested as of December 31	922,178
Weighted-average fair value per RSU granted Outstanding as of January 1, 2017	$ 26.34
Weighted-average fair value per RSU granted Granted during the year	22.44	$ 23.25	$ 54.03
Weighted-average fair value per RSU granted Vested and sold during the year	25.33
Weighted-average fair value per RSU granted Forfeited during the year	23.26
Weighted-average fair value per RSU granted Outstanding as of December 31, 2017	23.42	$ 26.34
Weighted-average fair value per RSU granted Vested as of December 31, 2017	$ 22.28